UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one):       [ ] is a restatement
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Intel Capital (Cayman) Corporation
Caledonian Trust (Cayman) Limited
Caledonian House, 69 Dr. Roy's Drive, PO Box 1043
Grand Cayman, CAYMAN IS.  KY1-1102

Form 13F File Number:  028-13724

Person Signing this Report on Behalf of Reporting Manager:

Cary I. Klafter, Assistant Secretary, (408) 765-1215

_______________________________________________________________________________

ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
_______________________________________________________________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:

/s/  Cary I. Klafter       Santa Clara, California
-----------------------    May 09, 2013

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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                             Form 13F SUMMARY PAGE

                      REPORTING MANAGER: INTEL CORPORATION

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     $0
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F File Number      Name

1.    028-04527                 Intel Corporation